Leases - Summary of Amounts Recognized in Consolidated Income Statements (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation of ROU assets	₱ 5,716	₱ 5,388	₱ 4,940
Interest expense on lease liabilities (Note 5)	2,064	1,170	1,125
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	1,440	1,459	618
Variable lease payments (included in general and administrative expenses) (Note 5)	589	771	764
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	1	2
Total amount recognized in consolidated income statements	₱ 9,811	₱ 8,789	₱ 7,449